Retirement Benefits - Detailed Information for the Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets	¥ 2,034,686	¥ 1,804,994
Net retirement benefit assets (liabilities)	593,472	478,072
Of which retirement benefit liabilities included in "Other liabilities"	(35,829)	(34,996)
Of which retirement benefit assets included in "Other assets"	629,301	513,068
Present value of unfunded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(24,054)	(25,972)
Present value of funded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(757,430)	(857,083)
Net retirement benefit assets (liabilities) before the asset ceiling [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net retirement benefit assets (liabilities)	1,253,202	921,939
Effect of asset ceiling [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net retirement benefit assets (liabilities)	¥ 659,730	¥ 443,867